Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2011
Accounts Receivable [Abstract]
Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts

(Dollars in thousands)	2011	2010
Commercial	$137,498	137,833
U.S. Government and prime contractors	6,585	3,265
Total	$144,083	141,098